Premises and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Premises and Equipment [Line Items]
Land	$ 1,693	$ 1,693
Buildings and improvements	8,064	8,005
Furniture and equipment	1,963	1,939
Automobiles	71	64
Premises and equipment, Gross	11,791	11,701
Less: accumulated depreciation	5,981	5,679
Balance at end of year	$ 5,810	$ 6,022